6. Operating expenses (Tables)	12 Months Ended
Dec. 31, 2019
Operating Expenses Tables Abstract
Cost of sales
	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Inventories at beginning of each year	454,703	408,928	335,398

Purchases and operating expenses for each year:
Purchases	10,389,171	3,376,246	861,551
Operating expenses (Note 6.2)	8,914,563	6,648,172	7,209,955
	19,303,734	10,024,418	8,071,506

Inventories at the end of each year	(801,763)	(454,703)	(408,928)
	18,956,674	9,978,643	7,997,976

Operating, administrative and selling expenses
	2019		2018		2017
Accounts	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses	Operating expenses	Administrative and selling expenses
	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

Compensation to employees	2,369,554	872,926	2,109,033	846,912	2,210,050	814,878
Other long-term employee benefits	68,826	6,990	43,215	6,975	65,617	10,521
Depreciation of property, plant and equipment	1,969,472	245	1,757,620	-	1,848,955	275
Amortization of intangible assets	1,421,176	-	537,912	-	506,999	-
Purchase of energy and power	93,653	-	67,914	2,141	194,533	-
Fees and compensation for services	426,254	742,072	381,195	527,503	483,946	419,832
Maintenance expenses	1,313,425	136,693	739,966	238,114	922,545	64,350
Consumption of materials and spare parts	471,769	-	248,115	377	283,936	-
Insurance	345,118	13,110	371,465	5,401	351,370	4,756
Levies and royalties	384,348	-	343,163	-	327,354	-
Taxes and assessments	33,971	200,796	31,457	74,535	9,387	74,946
Tax on bank account transactions	4,924	628,355	3,807	394,314	-	211,435
Others	12,073	32,218	13,310	40,977	5,263	23,873
Total	8,914,563	2,633,405	6,648,172	2,137,249	7,209,955	1,624,866